CASH AND CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2022
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

	March 31, 2022	December 31, 2021
Cash held in banks	$19,231,149	$22,729,212
Guaranteed investment certificates	345,753	346,501
	$19,576,902	$23,075,713

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)